Performance Management - Tortoise Energy Fund	Nov. 30, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

On May 7, 2025, the shareholders of the Predecessor Fund, approved an Agreement and Plan of Reorganization (the “Plan”) by and between Managed Portfolio Series, on behalf of the Predecessor Fund, and Tortoise Capital Series Trust (the “Trust”), on behalf of the Fund, pursuant to which the Predecessor Fund would be reorganized by transferring all of the assets of the Predecessor Fund to the Fund, a newly formed actively-managed exchange-traded fund organized as a separate series of the Trust. As a result of the Reorganization, the Fund has assumed the performance history of the Predecessor Fund. The Predecessor Fund is the accounting successor to the Advisory Research MLP & Energy Income Fund (the “Energy Infrastructure and Income Predecessor Fund”). Accordingly, the performance shown in the bar chart and performance table for periods prior to November 15, 2019, represents the performance of the Energy Infrastructure and Income Predecessor Fund.

The accompanying bar chart and table provide some indication of the risks of investing in the Predecessor Fund. The bar chart shows the changes in the Predecessor Fund’s annual total returns from year to year. Following the bar chart is the Predecessor Fund’s highest and lowest quarterly returns during the periods shown in the bar chart. The table illustrates how the Predecessor Fund’s average annual returns for the 1-year, 5-year, 10-year and since-inception periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. The Fund adopted the financial statements and the performance history of the Predecessor Fund.

Updated information on the Fund’s results can be obtained by visiting www.tortoisecapital.com or by calling toll-free at (855) 822-3863.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Predecessor Fund. The bar chart shows the changes in the Predecessor Fund’s annual total returns from year to year. Following the bar chart is the Predecessor Fund’s highest and lowest quarterly returns during the periods shown in the bar chart. The table illustrates how the Predecessor Fund’s average annual returns for the 1-year, 5-year, 10-year and since-inception periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Predecessor Fund Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	(1) Predecessor Fund’s calendar year-to-date total return based on net asset value for the period 1/1/25 to 3/31/25 was 5.59%.
Bar Chart Closing [Text Block]	During the periods shown in the chart above:
Best Quarter		Worst Quarter
34.09%	June 30, 2020	-43.64%	March 31, 2020

Bar Chart, Year to Date Return	5.59%
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	34.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(43.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns for the Periods Ended December 31, 2024(1) Predecessor Fund Performance	1 Year	5 Years	10 Years
Return Before Taxes (No Load)	25.86%	12.33%	3.80%
Return After Taxes on Distributions (No Load)	25.28%	11.84%	3.16%
Return After Taxes on Distributions and Sale of Fund Shares (No Load)	15.63%	9.71%	2.71%
Index Performance
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)(2)	24.41%	15.56%	3.67%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%

(1)    Institutional Class shares of the Predecessor Fund commenced operations on December 27, 2010.

(2)    The Alerian MLP Index is a composite of energy Master Limited Partnerships.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.tortoisecapital.com
Performance Availability Phone [Text]	(855) 822-3863